Schedule of Investments (unaudited) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
Afterpay Ltd.(a)	93,913	$7,334,984
AGL Energy Ltd.	271,208	1,993,726
AMP Ltd.	1,491,250	1,437,778
Ampol Ltd.	108,096	2,023,613
APA Group	518,754	3,960,967
Aristocrat Leisure Ltd.	252,669	6,628,931
ASX Ltd.	86,407	4,677,172
Aurizon Holdings Ltd.	823,283	2,446,565
AusNet Services	851,318	1,189,926
Australia & New Zealand Banking Group Ltd.	1,248,802	26,812,369
BHP Group Ltd.	1,295,178	44,928,966
BHP Group PLC	928,597	26,736,168
BlueScope Steel Ltd.	221,568	3,269,625
Brambles Ltd.	652,649	5,264,700
CIMIC Group Ltd.(a)	40,117	537,239
Coca-Cola Amatil Ltd.	225,905	2,310,140
Cochlear Ltd.	28,906	4,649,671
Coles Group Ltd.	586,478	7,151,838
Commonwealth Bank of Australia	780,002	51,179,649
Computershare Ltd.	237,446	2,723,337
Crown Resorts Ltd.(a)	160,606	1,439,671
CSL Ltd.	200,035	40,427,835
Dexus	479,964	3,568,848
Evolution Mining Ltd.	711,883	2,217,812
Fortescue Metals Group Ltd.	744,537	11,347,191
Goodman Group	731,020	10,094,172
GPT Group	855,884	3,002,429
Insurance Australia Group Ltd.	1,063,105	3,787,138
Lendlease Corp Ltd.	304,504	3,002,239
Macquarie Group Ltd.	150,993	17,602,574
Magellan Financial Group Ltd.	56,764	1,959,250
Medibank Pvt Ltd.	1,218,752	2,597,764
Mirvac Group	1,731,193	3,302,437
National Australia Bank Ltd.	1,446,609	28,660,944
Newcrest Mining Ltd.	359,009	6,782,359
Northern Star Resources Ltd.	488,014	3,535,038
Oil Search Ltd.	856,962	2,679,363
Orica Ltd.	179,318	1,906,262
Origin Energy Ltd.	768,201	2,752,251
Qantas Airways Ltd.(a)	402,997	1,564,082
QBE Insurance Group Ltd.(a)	649,267	4,754,917
Ramsay Health Care Ltd.	81,010	4,137,667
REA Group Ltd.	23,509	2,543,996
Rio Tinto Ltd.	163,210	13,794,026
Santos Ltd.	830,737	4,496,489
Scentre Group	2,293,639	4,938,421
SEEK Ltd.(a)	145,753	3,176,950
Sonic Healthcare Ltd.	199,562	5,336,560
South32 Ltd.	2,126,620	4,564,038
Stockland	1,062,809	3,567,767
Suncorp Group Ltd.	563,031	4,241,942
Sydney Airport(a)	591,936	2,797,039
Tabcorp Holdings Ltd.	961,061	3,433,649
Telstra Corp. Ltd.	1,830,160	4,738,929
TPG Telecom Ltd.	157,496	760,903
Transurban Group	1,203,155	12,231,531
Treasury Wine Estates Ltd.	314,844	2,481,608
Vicinity Centres	1,668,362	2,109,061
Washington H Soul Pattinson & Co. Ltd.	47,613	1,146,218
Wesfarmers Ltd.	498,506	20,019,303

Security	Shares	Value

Australia (continued)
Westpac Banking Corp.	1,587,920	$29,454,234
WiseTech Global Ltd.	63,926	1,422,472
Woodside Petroleum Ltd.	423,054	7,732,535
Woolworths Group Ltd.	556,331	17,326,498

		520,693,776

Austria — 0.2%
Erste Group Bank AG	123,031	4,168,081
OMV AG	64,777	3,282,719
Raiffeisen Bank International AG(a)	65,199	1,431,303
Verbund AG	30,270	2,198,784
voestalpine AG	51,854	2,147,417

		13,228,304

Belgium — 0.8%
Ageas SA	76,984	4,648,769
Anheuser-Busch InBev SA/NV	335,004	21,059,294
Elia Group SA/NV	13,854	1,525,713
Etablissements Franz Colruyt NV	23,763	1,416,694
Galapagos NV(a)	18,822	1,452,390
Groupe Bruxelles Lambert SA	49,667	5,137,852
KBC Group NV(a)	109,844	7,992,406
Proximus SADP	65,530	1,425,796
Sofina SA	6,768	2,288,144
Solvay SA	32,897	4,094,214
UCB SA	55,586	5,284,221
Umicore SA	86,666	4,598,015

		60,923,508

Chile — 0.1%
Antofagasta PLC	174,347	4,061,079

Denmark — 2.3%
Ambu AS, B Shares	71,267	3,346,884
AP Moeller - Maersk A/S, Class A	1,374	2,989,915
AP Moeller - Maersk A/S, Class B	2,701	6,270,419
Carlsberg AS, Class B	45,290	6,945,654
Chr Hansen Holding A/S(a)	46,547	4,228,079
Coloplast A/S, Class B	52,232	7,852,923
Danske Bank A/S	304,445	5,695,373
Demant A/S(a)	48,366	2,047,359
DSV Panalpina A/S	91,010	17,851,025
Genmab A/S(a)	28,818	9,478,059
GN Store Nord A/S	56,318	4,432,723
H Lundbeck A/S	29,845	1,019,100
Novo Nordisk A/S, Class B	757,069	51,014,040
Novozymes A/S, B Shares	91,507	5,855,230
Orsted A/S(b)	83,171	13,429,236
Pandora A/S	44,035	4,709,516
Rockwool International AS, -B Shares	3,528	1,484,922
Tryg A/S	145,197	3,422,135
Vestas Wind Systems A/S	86,580	17,860,304

		169,932,896

Finland — 1.2%
Elisa OYJ	62,852	3,770,099
Fortum OYJ	195,275	5,215,608
Kesko OYJ, -B Shares	119,429	3,652,417
Kone OYJ, Class B	149,437	12,214,399
Neste OYJ	186,006	9,877,979
Nokia OYJ(a)	2,485,798	9,927,369
Nordea Bank Abp	1,424,487	14,045,790
Orion OYJ, Class B	46,017	1,843,750
Sampo OYJ, A Shares	207,093	9,337,859

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, B Shares	255,772	$4,771,417
UPM-Kymmene OYJ	234,663	8,433,263
Wartsila OYJ Abp	199,746	2,093,904

		85,183,854

France — 10.5%
Accor SA(a)	80,943	3,049,598
Aeroports de Paris(a)	13,040	1,555,655
Air Liquide SA	208,221	33,997,476
Airbus SE(a)	258,570	29,326,301
Alstom SA(a)	116,733	5,816,456
Amundi SA(a)(b)	26,956	2,154,371
Arkema SA	30,571	3,702,311
Atos SE	43,524	3,393,339
AXA SA	850,404	22,828,430
BioMerieux	18,259	2,322,885
BNP Paribas SA(a)	494,540	30,131,973
Bollore SA	384,195	1,854,081
Bouygues SA	98,879	3,960,563
Bureau Veritas SA(a)	130,809	3,722,386
Capgemini SE	70,776	12,033,824
Carrefour SA	270,064	4,889,670
Cie de Saint-Gobain(a)	223,744	13,212,422
Cie Generale des Etablissements Michelin SCA	74,489	11,156,229
CNP Assurances(a)	73,780	1,399,377
Covivio	22,526	1,926,613
Credit Agricole SA(a)	507,315	7,347,041
Danone SA	271,696	18,597,060
Dassault Aviation SA	1,127	1,253,285
Dassault Systemes SE	58,091	12,416,299
Edenred	108,841	5,683,000
Eiffage SA(a)	36,101	3,609,687
Electricite de France SA(a)	270,660	3,630,691
Engie SA(a)	803,026	11,407,236
EssilorLuxottica SA	125,339	20,418,588
Eurazeo SE(a)	18,045	1,372,767
Faurecia SE	52,360	2,788,679
Gecina SA	19,986	2,751,096
Getlink SE(a)	193,978	2,973,585
Hermes International	13,924	15,399,903
Iliad SA	6,513	1,237,165
Ipsen SA	16,795	1,439,746
Kering SA	33,312	22,987,188
Klepierre SA	86,999	2,024,966
La Francaise des Jeux SAEM(b)	38,187	1,735,295
Legrand SA	117,395	10,906,941
L’Oreal SA	110,766	42,432,376
LVMH Moet Hennessy Louis Vuitton SE	122,057	81,528,098
Natixis SA	410,119	1,960,312
Orange SA	877,144	10,794,097
Orpea SA	22,639	2,621,559
Pernod Ricard SA	92,110	17,241,074
Publicis Groupe SA	98,033	5,978,275
Remy Cointreau SA	10,030	1,852,544
Renault SA(a)	85,263	3,686,926
Safran SA	140,887	19,164,501
Sanofi	498,167	49,260,822
Sartorius Stedim Biotech	12,158	5,003,604
Schneider Electric SE	236,852	36,080,880
SCOR SE	69,651	2,372,521
SEB SA	10,793	1,901,390
Societe Generale SA(a)	356,435	9,318,932
Sodexo SA(a)	39,079	3,744,088

Security	Shares	Value

France (continued)
Suez SA	151,947	$3,218,086
Teleperformance	25,822	9,414,583
Thales SA	46,847	4,649,537
TOTAL SE	1,108,153	51,661,813
Ubisoft Entertainment SA(a)(c)	40,283	3,061,735
Unibail-Rodamco-Westfield(a)	60,881	4,864,287
Valeo SA	101,736	3,451,630
Veolia Environnement SA	237,189	6,084,977
Vinci SA	229,280	23,483,263
Vivendi SE	364,857	11,975,938
Wendel SE	11,756	1,458,921
Worldline SA(a)(b)	104,292	8,730,999

		769,411,946

Germany — 8.4%
Adidas AG(a)	83,710	26,150,220
Allianz SE, Registered Shares	181,270	46,106,947
BASF SE	403,820	33,558,645
Bayer AG	431,934	27,372,921
Bayerische Motoren Werke AG	145,571	15,106,860
Bechtle AG	11,779	2,209,688
Beiersdorf AG	44,563	4,708,567
Brenntag AG	67,928	5,803,015
Carl Zeiss Meditec AG	17,750	2,675,534
Commerzbank AG(a)	445,630	2,734,659
Continental AG, Class A(a)	48,364	6,402,160
Covestro AG(b)	80,696	5,429,292
Daimler AG, Registered Shares	376,293	33,584,032
Delivery Hero SE(a)(b)	56,978	7,385,327
Deutsche Bank AG, Registered Shares(a)	863,247	10,325,290
Deutsche Boerse AG	83,536	13,881,074
Deutsche Lufthansa AG, Registered Shares(a)(c)	129,417	1,716,496
Deutsche Post AG, Registered Shares	435,813	23,909,078
Deutsche Telekom AG, Registered Shares	1,465,402	29,532,863
Deutsche Wohnen SE	150,295	7,011,024
E.ON SE	987,094	11,503,563
Evonik Industries AG	91,965	3,254,176
Fresenius Medical Care AG & Co. KGaA	93,764	6,906,795
Fresenius SE & Co. KGaA	183,824	8,191,269
GEA Group AG	67,089	2,751,705
Hannover Rueck SE	26,511	4,841,111
HeidelbergCement AG	65,427	5,944,564
HelloFresh SE(a)	64,994	4,842,564
Henkel AG & Co. KGaA	45,878	4,545,237
Hochtief AG	10,278	920,166
Infineon Technologies AG	574,164	24,429,287
KION Group AG	31,766	3,138,659
Knorr-Bremse AG	32,197	4,017,936
LANXESS AG	36,619	2,702,656
LEG Immobilien AG	31,807	4,183,789
Merck KGaA	56,823	9,719,804
MTU Aero Engines AG	23,138	5,450,534
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	61,596	18,969,651
Nemetschek SE	25,843	1,649,662
Puma SE(a)	43,218	4,237,158
Rational AG	2,304	1,789,752
RWE AG	282,443	11,083,560
SAP SE	459,107	56,312,507
Scout24 AG(b)	47,753	3,622,711
Siemens Energy AG	336,341	55,264,687
Siemens Healthineers AG(b)	118,159	6,404,427
Symrise AG	56,565	6,863,117

2

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
TeamViewer AG(a)(b)	69,703	$2,980,938
Telefonica Deutschland Holding AG	461,416	1,353,553
Uniper SE	88,607	3,209,625
United Internet AG, Registered Shares	46,127	1,851,815
Volkswagen AG(c)	14,271	5,177,329
Vonovia SE	236,359	15,445,881
Zalando SE(a)(b)	67,522	6,616,314

		615,780,194

Hong Kong — 3.2%
AIA Group Ltd.	5,317,283	65,066,346
ASM Pacific Technology Ltd.	137,383	1,758,186
Bank of East Asia Ltd.	587,187	1,250,784
BOC Hong Kong Holdings Ltd.	1,627,034	5,692,005
Budweiser Brewing Co. APAC Ltd.(b)	782,800	2,343,208
CK Asset Holdings Ltd.	1,136,589	6,919,077
CK Hutchison Holdings Ltd.	1,186,617	9,480,253
CK Infrastructure Holdings Ltd.	295,844	1,763,707
CLP Holdings Ltd.	721,761	7,027,566
ESR Cayman Ltd.(a)(b)	828,400	2,724,547
Galaxy Entertainment Group Ltd.(a)	955,058	8,634,038
Hang Lung Properties Ltd.	897,565	2,342,861
Hang Seng Bank Ltd.(c)	336,448	6,533,208
Henderson Land Development Co. Ltd.	652,774	2,946,040
HK Electric Investments & HK Electric Investments Ltd.	1,218,116	1,210,313
HKT Trust & HKT Ltd., Class SS	1,717,417	2,451,373
Hong Kong & China Gas Co. Ltd.(c)	4,687,937	7,433,136
Hong Kong Exchanges & Clearing Ltd.	496,843	29,475,635
Hongkong Land Holdings Ltd.	519,893	2,556,932
Jardine Matheson Holdings Ltd.	95,786	6,275,610
Jardine Strategic Holdings Ltd.(c)	98,086	3,240,882
Link REIT	906,743	8,272,886
Melco Resorts & Entertainment Ltd., ADR(a)	97,594	1,943,097
MTR Corp. Ltd.	680,533	3,870,515
New World Development Co. Ltd.	673,824	3,500,299
PCCW Ltd.	1,928,959	1,089,344
Power Assets Holdings Ltd.	619,618	3,667,507
Sino Land Co. Ltd.	1,445,975	2,017,961
SJM Holdings Ltd.	889,053	1,166,691
Sun Hung Kai Properties Ltd.	573,088	8,677,611
Swire Pacific Ltd., Class A	222,200	1,673,827
Swire Properties Ltd.	515,336	1,599,598
Techtronic Industries Co. Ltd.	604,131	10,357,098
WH Group Ltd.(b)	4,249,607	3,452,509
Wharf Real Estate Investment Co. Ltd.	737,245	4,145,804
Xinyi Glass Holdings Ltd.	812,000	2,667,492

		235,227,946

Ireland — 1.0%
CRH PLC	345,147	16,151,740
Experian PLC	403,276	13,893,243
Flutter Entertainment PLC(a)	71,713	15,383,054
James Hardie Industries PLC	195,182	5,899,105
Kerry Group PLC, Class A	69,918	8,731,987
Kingspan Group PLC	68,314	5,779,308
Smurfit Kappa Group PLC	107,753	5,055,823

		70,894,260

Isle of Man — 0.1%
Entain PLC(a)	257,214	5,379,038

Israel — 0.6%
Azrieli Group Ltd.	18,223	1,126,065

Security	Shares	Value

Israel (continued)
Bank Hapoalim BM(a)	503,524	$3,915,936
Bank Leumi Le-Israel BM	638,782	4,207,693
Check Point Software Technologies Ltd.(a)(c)	49,312	5,521,465
CyberArk Software Ltd.(a)	16,994	2,198,004
Elbit Systems Ltd.	11,595	1,643,220
ICL Group Ltd.	317,967	1,864,059
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	510,322	2,121,599
Mizrahi Tefahot Bank Ltd.	62,020	1,617,217
Nice Ltd.(a)	27,581	5,996,155
Teva Pharmaceutical Industries Ltd., ADR(a)	481,857	5,560,630
Wix.com Ltd.(a)	24,463	6,830,559

		42,602,604

Italy — 2.0%
Amplifon SpA(a)	55,843	2,077,953
Assicurazioni Generali SpA(a)	485,051	9,690,889
Atlantia SpA(a)	219,640	4,110,390
Davide Campari-Milano NV	256,494	2,870,826
DiaSorin SpA	11,224	1,800,836
Enel SpA	3,575,920	35,570,929
Eni SpA	1,109,670	13,673,576
Ferrari NV	55,419	11,592,738
FinecoBank Banca Fineco SpA(a)	241,435	3,949,822
Infrastrutture Wireless Italiane SpA(b)	147,172	1,639,105
Intesa Sanpaolo SpA(a)	7,261,407	19,675,301
Mediobanca Banca di Credito Finanziario SpA(a)	279,305	3,095,047
Moncler SpA(a)	86,081	4,929,752
Nexi SpA(a)(b)	196,265	3,424,284
Poste Italiane SpA(b)	234,290	2,975,383
Prysmian SpA	108,050	3,508,395
Recordati Industria Chimica e Farmaceutica SpA	46,383	2,494,451
Snam SpA	890,978	4,939,522
Telecom Italia SpA/Milano	6,285,462	3,490,260
Terna Rete Elettrica Nazionale SpA	618,602	4,671,735
UniCredit SpA(a)	934,457	9,870,523

		150,051,717

Japan — 24.4%
ABC-Mart, Inc.	14,535	820,792
Acom Co. Ltd.	169,054	787,413
Advantest Corp.	87,700	7,702,880
Aeon Co. Ltd.	287,546	8,589,026
Aeon Mall Co. Ltd.	43,655	761,633
AGC, Inc.	83,848	3,519,523
Air Water, Inc.	80,916	1,419,553
Aisin Seiki Co. Ltd.	71,846	2,736,344
Ajinomoto Co., Inc.	205,854	4,219,756
Alfresa Holdings Corp.	80,851	1,560,943
Amada Co. Ltd.	139,849	1,561,780
ANA Holdings, Inc.(a)	68,311	1,589,463
Asahi Group Holdings Ltd.	200,602	8,491,629
Asahi Intecc Co. Ltd.	86,900	2,398,669
Asahi Kasei Corp.	551,568	6,367,146
Astellas Pharma, Inc.	818,543	12,609,078
Azbil Corp.	54,800	2,362,677
Bandai Namco Holdings, Inc.	87,904	6,284,026
Bank of Kyoto Ltd.	24,941	1,536,463
Bridgestone Corp.	235,341	9,567,766
Brother Industries Ltd.	96,563	2,144,705
Calbee, Inc.	37,523	956,507
Canon, Inc.	439,848	9,999,505
Capcom Co. Ltd.	78,400	2,550,431

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Casio Computer Co. Ltd.	86,581	$1,636,177
Central Japan Railway Co.	63,440	9,498,250
Chiba Bank Ltd.	230,970	1,512,022
Chubu Electric Power Co., Inc.	280,611	3,615,806
Chugai Pharmaceutical Co. Ltd.	295,330	12,000,390
Chugoku Electric Power Co., Inc.	126,021	1,548,379
Coca-Cola Bottlers Japan Holdings, Inc.	54,311	947,848
Concordia Financial Group Ltd.	453,270	1,838,494
Cosmos Pharmaceutical Corp.	8,500	1,325,979
CyberAgent, Inc.	179,316	3,236,748
Dai Nippon Printing Co. Ltd.	105,268	2,208,057
Daifuku Co. Ltd.	44,876	4,409,928
Dai-ichi Life Holdings, Inc.	474,300	8,153,172
Daiichi Sankyo Co. Ltd.	748,162	21,828,193
Daikin Industries Ltd.	109,568	22,150,116
Daito Trust Construction Co. Ltd.	28,770	3,342,887
Daiwa House Industry Co. Ltd.	248,976	7,307,222
Daiwa House REIT Investment Corp.	854	2,294,787
Daiwa Securities Group, Inc.	640,352	3,317,006
Denso Corp.	190,490	12,698,847
Dentsu Group, Inc.	94,582	3,044,641
Disco Corp.	12,659	4,000,293
East Japan Railway Co.	132,944	9,453,292
Eisai Co. Ltd.	110,815	7,448,323
ENEOS Holdings, Inc.	1,351,063	6,129,597
FANUC Corp.	84,351	20,278,574
Fast Retailing Co. Ltd.	25,641	20,496,839
Fuji Electric Co. Ltd.	56,594	2,367,939
FUJIFILM Holdings Corp.	158,408	9,423,414
Fujitsu Ltd.	86,504	12,587,514
Fukuoka Financial Group, Inc.	77,193	1,464,667
GLP J-Reit	1,818	2,987,357
GMO Payment Gateway, Inc.	18,300	2,431,650
Hakuhodo DY Holdings, Inc.	101,092	1,688,453
Hamamatsu Photonics KK	61,687	3,654,595
Hankyu Hanshin Holdings, Inc.	100,163	3,213,745
Harmonic Drive Systems, Inc.	19,600	1,328,854
Hikari Tsushin, Inc.	9,206	1,856,083
Hino Motors Ltd.	127,121	1,093,353
Hirose Electric Co. Ltd.	14,192	2,187,777
Hisamitsu Pharmaceutical Co., Inc.	22,541	1,470,804
Hitachi Construction Machinery Co. Ltd.	47,205	1,512,709
Hitachi Ltd.	425,513	19,287,804
Hitachi Metals Ltd.(a)	94,386	1,558,023
Honda Motor Co. Ltd.	716,735	21,606,344
Hoshizaki Corp.	21,865	1,955,158
Hoya Corp.	165,278	19,452,683
Hulic Co. Ltd.	131,867	1,558,829
Ibiden Co. Ltd.	47,300	2,185,358
Idemitsu Kosan Co. Ltd.	85,500	2,207,187
Iida Group Holdings Co. Ltd.	64,122	1,553,719
Inpex Corp.	455,100	3,111,928
Isuzu Motors Ltd.	239,782	2,575,213
Ito En Ltd.	24,000	1,472,131
ITOCHU Corp.	592,273	19,228,737
Itochu Techno-Solutions Corp.	42,200	1,363,684
Japan Airlines Co. Ltd.(a)	62,062	1,389,937
Japan Airport Terminal Co. Ltd.(a)	25,612	1,263,185
Japan Exchange Group, Inc.	226,736	5,326,155
Japan Post Bank Co. Ltd.	178,900	1,720,350
Japan Post Holdings Co. Ltd.(a)	692,429	6,171,092
Japan Post Insurance Co. Ltd.	100,800	2,070,697
Japan Real Estate Investment Corp.	579	3,421,540

Security	Shares	Value

Japan (continued)
Japan Retail Fund Investment Corp.	3,056	$3,130,786
Japan Tobacco, Inc.	527,641	10,136,196
JFE Holdings, Inc.	217,312	2,681,212
JSR Corp.	90,328	2,733,665
Kajima Corp.	198,377	2,821,583
Kakaku.com, Inc.	58,516	1,601,723
Kansai Electric Power Co., Inc.	312,551	3,388,629
Kansai Paint Co. Ltd.	76,375	2,042,948
Kao Corp.	211,907	14,021,596
KDDI Corp.	709,175	21,850,169
Keihan Holdings Co. Ltd.	41,629	1,733,022
Keikyu Corp.	98,339	1,486,888
Keio Corp.	45,229	3,045,164
Keisei Electric Railway Co. Ltd.	57,887	1,895,279
Keyence Corp.	80,180	36,542,521
Kikkoman Corp.	63,264	3,772,727
Kintetsu Group Holdings Co. Ltd.(a)	75,598	2,886,707
Kirin Holdings Co. Ltd.	361,655	6,939,482
Kobayashi Pharmaceutical Co. Ltd.	22,065	2,060,877
Kobe Bussan Co. Ltd.	55,200	1,480,035
Koei Tecmo Holdings Co. Ltd.	26,000	1,170,529
Koito Manufacturing Co. Ltd.	45,347	3,051,043
Komatsu Ltd.	384,954	11,929,459
Konami Holdings Corp.	41,599	2,483,444
Kose Corp.	14,459	2,049,268
Kubota Corp.	451,689	10,303,911
Kuraray Co. Ltd.	138,714	1,586,771
Kurita Water Industries Ltd.	42,929	1,844,430
Kyocera Corp.	141,100	8,978,180
Kyowa Kirin Co. Ltd.	119,997	3,593,611
Kyushu Electric Power Co., Inc.	166,131	1,640,515
Kyushu Railway Co.	64,346	1,498,858
Lasertec Corp.	33,400	4,410,850
Lawson, Inc.	21,188	1,039,695
Lion Corp.	99,539	1,940,433
Lixil Corp.	117,127	3,259,559
M3, Inc.	194,013	13,318,617
Makita Corp.	99,139	4,258,207
Marubeni Corp.	728,264	6,082,515
Marui Group Co. Ltd.	84,551	1,593,590
Mazda Motor Corp.(a)	254,198	2,082,734
McDonald’s Holdings Co. Japan Ltd.	29,294	1,350,267
Medipal Holdings Corp.	81,698	1,570,354
MEIJI Holdings Co. Ltd.	50,434	3,243,197
Mercari, Inc.(a)	37,400	1,707,468
MINEBEA MITSUMI, Inc.	160,308	4,114,533
MISUMI Group, Inc.	123,856	3,607,868
Mitsubishi Chemical Holdings Corp.	567,609	4,263,085
Mitsubishi Corp.	587,897	16,666,322
Mitsubishi Electric Corp.	802,421	12,263,439
Mitsubishi Estate Co. Ltd.	519,982	9,105,653
Mitsubishi Gas Chemical Co., Inc.	68,893	1,694,611
Mitsubishi Heavy Industries Ltd.	141,205	4,396,810
Mitsubishi UFJ Financial Group, Inc.	5,374,370	28,738,315
Mitsubishi UFJ Lease & Finance Co. Ltd.	290,173	1,754,078
Mitsui & Co. Ltd.	717,200	14,968,201
Mitsui Chemicals, Inc.	80,351	2,542,927
Mitsui Fudosan Co. Ltd.	403,220	9,191,592
Miura Co. Ltd.	38,700	2,093,951
Mizuho Financial Group, Inc.	1,060,551	15,335,966
MonotaRO Co. Ltd.	109,600	2,973,265
MS&AD Insurance Group Holdings, Inc.	195,724	5,757,412
Murata Manufacturing Co. Ltd.	252,525	20,327,096

4

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nabtesco Corp.	48,792	$2,232,630
Nagoya Railroad Co. Ltd.(a)	82,051	1,954,766
NEC Corp.	113,974	6,729,651
Nexon Co. Ltd.	214,248	6,951,924
NGK Insulators Ltd.	115,268	2,115,457
NGK Spark Plug Co. Ltd.	67,664	1,172,257
NH Foods Ltd.	36,076	1,548,204
Nidec Corp.	196,620	23,973,443
Nihon M&A Center, Inc.	133,200	3,612,859
Nintendo Co. Ltd.	49,182	27,720,706
Nippon Building Fund, Inc.	659	3,883,344
Nippon Express Co. Ltd.	31,570	2,354,867
Nippon Paint Holdings Co. Ltd.	322,080	4,652,020
Nippon Prologis REIT, Inc.	926	2,977,593
Nippon Shinyaku Co. Ltd.	19,900	1,481,582
Nippon Steel Corp.	356,156	6,078,767
Nippon Telegraph & Telephone Corp.	565,932	14,602,133
Nippon Yusen KK	68,222	2,333,221
Nissan Chemical Corp.	53,811	2,879,018
Nissan Motor Co. Ltd.(a)	1,020,615	5,701,817
Nisshin Seifun Group, Inc.	86,973	1,453,255
Nissin Foods Holdings Co. Ltd.	27,441	2,034,515
Nitori Holdings Co. Ltd.	35,423	6,861,586
Nitto Denko Corp.	70,226	6,019,817
Nomura Holdings, Inc.	1,382,418	7,324,681
Nomura Real Estate Holdings, Inc.	51,458	1,243,839
Nomura Real Estate Master Fund, Inc.	1,879	2,829,010
Nomura Research Institute Ltd.	141,263	4,388,738
NSK Ltd.	155,985	1,603,809
NTT Data Corp.	277,517	4,303,987
Obayashi Corp.	282,634	2,594,293
Obic Co. Ltd.	30,694	5,632,092
Odakyu Electric Railway Co. Ltd.	128,585	3,518,348
Oji Holdings Corp.	376,126	2,438,794
Olympus Corp.	512,312	10,627,344
Omron Corp.	81,628	6,394,114
Ono Pharmaceutical Co. Ltd.	162,731	4,255,790
Oracle Corp. Japan	16,735	1,638,279
Oriental Land Co. Ltd.	87,904	13,227,894
ORIX Corp.	577,700	9,770,516
Orix JREIT, Inc.	1,138	1,982,046
Osaka Gas Co. Ltd.	167,208	3,263,015
Otsuka Corp.	46,482	2,179,490
Otsuka Holdings Co. Ltd.	171,655	7,279,702
Pan Pacific International Holdings Corp.	182,336	4,303,933
Panasonic Corp.	970,857	12,572,061
PeptiDream, Inc.(a)	41,200	1,887,326
Persol Holdings Co. Ltd.	77,275	1,518,945
Pigeon Corp.	49,700	1,884,581
Pola Orbis Holdings, Inc.	40,823	984,551
Rakuten, Inc.	378,400	4,520,687
Recruit Holdings Co. Ltd.	596,494	29,291,553
Renesas Electronics Corp.(a)	337,308	3,693,122
Resona Holdings, Inc.	914,899	3,843,036
Ricoh Co. Ltd.	293,581	2,992,518
Rinnai Corp.	15,835	1,776,082
Rohm Co. Ltd.	38,500	3,775,840
Ryohin Keikaku Co. Ltd.	106,060	2,517,465
Santen Pharmaceutical Co. Ltd.	156,349	2,156,246
SBI Holdings, Inc.	105,697	2,872,230
SCSK Corp.	23,500	1,396,632
Secom Co. Ltd.	92,357	7,785,846
Sega Sammy Holdings, Inc.	75,432	1,179,023

Security	Shares	Value

Japan (continued)
Seibu Holdings, Inc.(a)	89,651	$990,048
Seiko Epson Corp.	123,803	2,021,092
Sekisui Chemical Co. Ltd.	155,378	2,991,855
Sekisui House Ltd.	270,899	5,827,071
Seven & i Holdings Co. Ltd.	331,259	13,376,700
SG Holdings Co. Ltd.	140,804	3,232,764
Sharp Corp.	92,269	1,597,618
Shimadzu Corp.	96,363	3,494,161
Shimamura Co. Ltd.	9,930	1,147,467
Shimano, Inc.	32,570	7,779,025
Shimizu Corp.	246,006	1,991,946
Shin-Etsu Chemical Co. Ltd.	155,726	26,380,036
Shinsei Bank Ltd.	69,111	1,116,907
Shionogi & Co. Ltd.	116,621	6,295,769
Shiseido Co. Ltd.	175,878	11,828,525
Shizuoka Bank Ltd.	182,201	1,432,339
SMC Corp.	25,141	14,641,615
Softbank Corp.	1,262,800	16,428,474
SoftBank Group Corp.	689,100	58,668,341
Sohgo Security Services Co. Ltd.	31,147	1,473,895
Sompo Holdings, Inc.	147,742	5,660,899
Sony Corp.	554,468	58,681,245
Square Enix Holdings Co. Ltd.	40,000	2,224,760
Stanley Electric Co. Ltd.	56,434	1,685,544
Subaru Corp.	270,546	5,407,290
SUMCO Corp.	115,715	2,651,879
Sumitomo Chemical Co. Ltd.	655,060	3,398,633
Sumitomo Corp.	522,640	7,479,843
Sumitomo Dainippon Pharma Co. Ltd.	78,693	1,372,728
Sumitomo Electric Industries Ltd.	332,780	5,003,943
Sumitomo Metal Mining Co. Ltd.	102,515	4,442,511
Sumitomo Mitsui Financial Group, Inc.	573,927	20,803,289
Sumitomo Mitsui Trust Holdings, Inc.	150,026	5,234,333
Sumitomo Realty & Development Co. Ltd.	136,549	4,837,040
Sundrug Co. Ltd.	31,123	1,140,239
Suntory Beverage & Food Ltd.	60,140	2,242,660
Suzuken Co. Ltd.	29,870	1,168,640
Suzuki Motor Corp.	161,919	7,375,298
Sysmex Corp.	73,622	7,947,026
T&D Holdings, Inc.	236,806	3,047,128
Taiheiyo Cement Corp.	50,287	1,325,034
Taisei Corp.	82,910	3,198,774
Taisho Pharmaceutical Holdings Co. Ltd.	15,100	975,776
Taiyo Nippon Sanso Corp.	67,193	1,281,127
Takeda Pharmaceutical Co. Ltd.	693,108	25,265,271
TDK Corp.	56,958	7,928,995
Teijin Ltd.	78,551	1,355,275
Terumo Corp.	283,806	10,270,458
THK Co. Ltd.	52,458	1,820,031
TIS, Inc.	98,500	2,358,188
Tobu Railway Co. Ltd.	82,898	2,232,898
Toho Co. Ltd.	48,282	1,961,648
Toho Gas Co. Ltd.	32,323	1,994,607
Tohoku Electric Power Co., Inc.	189,390	1,790,819
Tokio Marine Holdings, Inc.	277,787	13,220,184
Tokyo Century Corp.	19,212	1,294,484
Tokyo Electric Power Co. Holdings, Inc.(a)	638,012	2,132,760
Tokyo Electron Ltd.	65,693	28,552,369
Tokyo Gas Co. Ltd.	166,855	3,717,317
Tokyu Corp.	220,065	2,934,821
Tokyu Fudosan Holdings Corp.	267,173	1,588,517
Toppan Printing Co. Ltd.	114,000	1,932,669
Toray Industries, Inc.	614,814	3,969,377

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toshiba Corp.	170,070	$5,756,398
Tosoh Corp.	112,274	2,150,321
TOTO Ltd.	62,687	3,858,134
Toyo Suisan Kaisha Ltd.	38,423	1,612,577
Toyoda Gosei Co. Ltd.	29,317	772,881
Toyota Industries Corp.	64,500	5,763,683
Toyota Motor Corp.	932,509	72,567,858
Toyota Tsusho Corp.	93,881	3,953,375
Trend Micro, Inc.	58,934	2,958,374
Tsuruha Holdings, Inc.	16,435	2,120,734
Unicharm Corp.	177,402	7,449,200
United Urban Investment Corp.	1,287	1,732,072
USS Co. Ltd.	94,763	1,858,618
Welcia Holdings Co. Ltd.	41,400	1,420,427
West Japan Railway Co.	71,540	3,969,456
Yakult Honsha Co. Ltd.	56,782	2,873,067
Yamada Holdings Co. Ltd.	321,092	1,735,249
Yamaha Corp.	58,964	3,213,133
Yamaha Motor Co. Ltd.	123,627	3,042,528
Yamato Holdings Co. Ltd.	128,262	3,522,236
Yamazaki Baking Co. Ltd.	54,658	883,117
Yaskawa Electric Corp.	105,545	5,273,263
Yokogawa Electric Corp.	99,063	1,829,968
Z Holdings Corp.	1,168,127	5,826,839
ZOZO, Inc.	48,851	1,447,181

		1,782,027,635

Jordan — 0.0%
Hikma Pharmaceuticals PLC	76,932	2,413,339

Luxembourg — 0.3%
ArcelorMittal SA	315,161	9,070,778
Aroundtown SA	439,251	3,128,282
Eurofins Scientific SE	59,091	5,647,934
SES SA	166,326	1,319,471
Tenaris SA	208,386	2,356,421

		21,522,886

Macau(a) — 0.1%
Sands China Ltd.	1,078,860	5,407,376
Wynn Macau Ltd.	715,275	1,391,587

		6,798,963

Malta — 0.0%
BGP Holdings Ltd.(d)	966,939	11

Mexico — 0.0%
Fresnillo PLC	82,038	977,128

Netherlands — 5.4%
ABN AMRO Bank NV(a)(b)	190,008	2,306,688
Adyen NV(a)(b)	7,995	17,840,076
Aegon NV	775,570	3,684,948
Akzo Nobel NV	84,838	9,471,807
Argenx SE(a)	19,888	5,468,679
ASM International NV	20,799	6,030,534
ASML Holding NV	187,146	114,827,025
EXOR NV	47,778	4,029,733
Heineken Holding NV	50,654	4,501,020
Heineken NV	113,961	11,698,992
ING Groep NV	1,714,965	20,946,721
JDE Peet’s NV(a)	32,918	1,206,779
Just Eat Takeaway.com NV(a)(b)	55,179	5,077,343
Koninklijke Ahold Delhaize NV	483,947	13,498,659

Security	Shares	Value

Netherlands (continued)
Koninklijke DSM NV	75,777	$12,810,720
Koninklijke KPN NV	1,570,655	5,327,733
Koninklijke Philips NV(a)	400,555	22,841,788
Koninklijke Vopak NV	31,271	1,555,966
NN Group NV	130,833	6,382,220
Prosus NV(a)	214,289	23,845,798
QIAGEN NV(a)	101,487	4,911,872
Randstad NV	52,691	3,698,640
Royal Dutch Shell PLC, A Shares	1,803,158	35,051,491
Royal Dutch Shell PLC, B Shares	1,629,467	29,994,324
Stellantis NV	900,472	15,928,455
Wolters Kluwer NV	117,617	10,215,602

		393,153,613

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	328,145	1,980,936
Auckland International Airport Ltd.(a)	547,299	3,005,001
Fisher & Paykel Healthcare Corp. Ltd.	253,365	5,688,682
Mercury NZ Ltd.	301,035	1,368,082
Meridian Energy Ltd.	575,367	2,169,032
Ryman Healthcare Ltd.	173,572	1,857,864
Spark New Zealand Ltd.	816,626	2,557,797
Xero Ltd.(a)	53,388	5,167,206

		23,794,600

Norway — 0.6%
Adevinta ASA(a)	105,019	1,547,393
DNB ASA	408,982	8,720,694
Equinor ASA	429,684	8,387,317
Gjensidige Forsikring ASA	86,847	2,036,757
Mowi ASA	193,251	4,799,715
Norsk Hydro ASA	599,245	3,848,927
Orkla ASA	333,126	3,266,977
Schibsted ASA, Class A(a)	33,079	1,390,338
Schibsted ASA, B Shares(a)	42,803	1,534,173
Telenor ASA	307,644	5,419,999
Yara International ASA	76,990	4,010,757

		44,963,047

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares(d)	47,542	1
EDP - Energias de Portugal SA	1,220,491	6,971,042
Galp Energia SGPS SA	220,771	2,559,232
Jeronimo Martins SGPS SA	110,710	1,863,055

		11,393,330

Singapore — 1.1%
Ascendas Real Estate Investment Trust	1,416,275	3,217,225
CapitaLand Integrated Commercial Trust	1,985,439	3,212,633
CapitaLand Ltd.	1,160,030	3,250,305
City Developments Ltd.	199,178	1,184,634
DBS Group Holdings Ltd.	789,709	16,932,451
Genting Singapore Ltd.	2,666,025	1,826,620
Keppel Corp. Ltd.(c)	643,042	2,547,643
Mapletree Commercial Trust	948,000	1,497,831
Mapletree Logistics Trust(c)	1,274,545	1,832,672
Oversea-Chinese Banking Corp. Ltd.	1,475,887	12,912,545
Singapore Airlines Ltd.(a)(c)	603,199	2,490,981
Singapore Exchange Ltd.	329,026	2,440,296
Singapore Technologies Engineering Ltd.	692,179	2,004,920
Singapore Telecommunications Ltd.	3,593,246	6,529,135
Suntec Real Estate Investment Trust	886,100	1,029,932
United Overseas Bank Ltd.	518,205	9,992,040

6

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	204,699	$1,203,788
Venture Corp. Ltd.	121,027	1,807,229
Wilmar International Ltd.	858,283	3,466,293

		79,379,173

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	111,816	3,716,270
Aena SME SA(a)(b)	29,711	4,820,256
Amadeus IT Group SA(a)	198,067	14,107,932
Banco Bilbao Vizcaya Argentaria SA	2,931,615	15,277,108
Banco Santander SA(a)	7,624,017	26,004,035
CaixaBank SA	1,954,013	6,066,789
Cellnex Telecom SA(b)	139,092	8,018,404
Enagas SA	102,462	2,230,685
Endesa SA	140,648	3,727,503
Ferrovial SA	213,982	5,591,549
Grifols SA	131,147	3,432,360
Iberdrola SA	2,690,175	34,721,875
Industria de Diseno Textil SA	479,595	15,845,786
Naturgy Energy Group SA	129,670	3,183,760
Red Electrica Corp. SA	180,542	3,202,441
Repsol SA	659,959	8,191,384
Siemens Gamesa Renewable Energy SA	106,251	4,120,881
Telefonica SA	2,225,576	10,005,917

		172,264,935

Sweden — 3.3%
Alfa Laval AB(a)	138,915	4,198,484
Assa Abloy AB, Class B	440,672	12,682,715
Atlas Copco AB, A Shares	295,240	17,999,966
Atlas Copco AB, B Shares	171,564	8,941,474
Boliden AB	120,525	4,471,876
Electrolux AB, Series B	99,721	2,772,355
Epiroc AB, Class A	290,003	6,569,777
Epiroc AB, Class B	170,103	3,543,515
EQT AB	103,837	3,418,704
Essity AB, Class B	267,568	8,456,525
Evolution Gaming Group AB(b)	70,349	10,359,943
Fastighets AB Balder, B Shares(a)	43,817	2,169,276
H & M Hennes & Mauritz AB, B Shares(a)	353,211	7,960,133
Hexagon AB, B Shares	123,739	11,422,132
Husqvarna AB, B Shares	186,333	2,686,294
ICA Gruppen AB	45,083	2,204,623
Industrivarden AB, A Shares(a)	46,915	1,726,035
Industrivarden AB, C Shares(a)	69,810	2,449,899
Investment AB Latour, B Shares	65,831	1,705,792
Investor AB, B Shares	200,259	15,978,623
Kinnevik AB, Class B(a)	106,359	5,169,262
L E Lundbergforetagen AB, B Shares(a)	33,076	1,806,439
Lundin Energy AB	82,322	2,589,200
Nibe Industrier AB, B Shares	137,104	4,252,060
Sandvik AB(a)	496,355	13,581,220
Securitas AB, B Shares	139,843	2,378,411
Skandinaviska Enskilda Banken AB, Class A	715,556	8,728,698
Skanska AB, B Shares	149,566	3,751,057
SKF AB, B Shares	167,863	4,776,459
Svenska Cellulosa AB SCA, Class B(a)	266,376	4,714,877
Svenska Handelsbanken AB, A Shares	684,035	7,436,282
Swedbank AB, A Shares	398,160	7,020,308
Swedish Match AB	70,881	5,529,507
Tele2 AB, B Shares	218,112	2,942,319

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	1,283,274	$17,010,125
Telia Co. AB	1,080,926	4,686,648
Volvo AB, B Shares(a)	626,128	15,856,704

		243,947,717

Switzerland — 9.5%
ABB Ltd., Registered Shares	810,264	24,649,409
Adecco Group AG, Registered Shares	68,312	4,607,772
Alcon, Inc.(a)	216,182	15,170,653
Baloise Holding AG, Registered Shares	20,304	3,452,731
Banque Cantonale Vaudoise, Registered Shares	12,764	1,245,425
Barry Callebaut AG, Registered Shares	1,337	3,027,079
Chocoladefabriken Lindt & Spruengli AG	454	3,954,882
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	45	4,111,599
Cie Financiere Richemont SA, Class A, Registered Shares	229,503	22,037,636
Clariant AG, Registered Shares	88,710	1,789,900
Coca-Cola HBC AG	88,463	2,811,735
Credit Suisse Group AG, Registered Shares	1,076,181	11,385,303
EMS-Chemie Holding AG, Registered Shares	3,580	3,198,070
Geberit AG, Registered Shares	16,286	10,365,147
Givaudan SA, Registered Shares	4,060	15,660,413
Glencore PLC(a)	4,393,643	17,251,215
Julius Baer Group Ltd.	98,400	6,288,101
Kuehne + Nagel International AG, Registered Shares	23,742	6,781,333
LafargeHolcim Ltd., Registered Shares	230,180	13,535,721
Logitech International SA, Registered Shares	72,303	7,582,712
Lonza Group AG, Registered Shares	32,741	18,312,025
Nestle SA, Registered Shares	1,266,666	141,203,353
Novartis AG, Registered Shares	976,205	83,446,652
Partners Group Holding AG	8,217	10,500,717
Roche Holding AG	322,972	104,886,921
Schindler Holding AG	17,803	5,230,681
Schindler Holding AG, Registered Shares	8,934	2,563,396
SGS SA, Registered Shares	2,661	7,560,959
Siemens Energy AG(a)	175,783	6,309,968
Sika AG, Registered Shares	62,336	17,825,249
Sonova Holding AG, Registered Shares(a)	24,097	6,387,514
STMicroelectronics NV	280,237	10,706,551
Straumann Holding AG, Registered Shares	4,546	5,675,761
Swatch Group AG	12,593	3,626,008
Swatch Group AG, Registered Shares	23,044	1,284,941
Swiss Life Holding AG, Registered Shares	13,372	6,571,487
Swiss Prime Site AG, Registered Shares	33,828	3,122,932
Swiss Re AG	125,632	12,355,034
Swisscom AG, Registered Shares	11,388	6,109,852
Temenos AG, Registered Shares	29,461	4,250,890
UBS Group AG, Registered Shares	1,611,845	24,937,624
Vifor Pharma AG	19,714	2,682,923
Zurich Insurance Group AG	66,152	28,157,687

		692,615,961

United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	45,379	1

United Kingdom — 12.3%
3i Group PLC	427,849	6,799,585
Admiral Group PLC	83,672	3,576,214
Anglo American PLC	539,360	21,125,541
Ashtead Group PLC	198,443	11,846,172
Associated British Foods PLC	156,631	5,203,828

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	576,971	$57,586,595
Auto Trader Group PLC(a)(b)	424,843	3,248,357
AVEVA Group PLC	51,062	2,408,665
Aviva PLC	1,726,883	9,733,899
BAE Systems PLC	1,414,882	9,853,327
Barclays PLC	7,630,639	19,541,437
Barratt Developments PLC	448,786	4,616,217
Berkeley Group Holdings PLC	55,106	3,373,711
BP PLC	8,911,335	36,197,423
British American Tobacco PLC	1,008,690	38,340,749
British Land Co. PLC	390,182	2,714,571
BT Group PLC(a)	3,924,121	8,371,369
Bunzl PLC	148,162	4,742,295
Burberry Group PLC(a)	177,954	4,655,241
CNH Industrial NV(a)	449,906	6,964,634
Coca-Cola European Partners PLC	90,100	4,699,616
Compass Group PLC(a)	784,299	15,845,784
Croda International PLC	61,341	5,367,107
DCC PLC	43,051	3,734,232
Diageo PLC	1,028,250	42,242,014
Direct Line Insurance Group PLC	603,471	2,605,054
Evraz PLC	221,531	1,764,227
Ferguson PLC	98,942	11,819,108
GlaxoSmithKline PLC	2,205,970	39,051,852
Halma PLC	166,916	5,460,933
Hargreaves Lansdown PLC	145,409	3,089,595
HSBC Holdings PLC	8,954,851	52,194,875
Imperial Brands PLC	416,099	8,530,406
Informa PLC(a)	660,433	5,099,311
InterContinental Hotels Group PLC(a)	75,739	5,208,520
Intertek Group PLC	70,958	5,479,093
J Sainsbury PLC	790,676	2,644,009
JD Sports Fashion PLC(a)	225,170	2,559,683
Johnson Matthey PLC	84,577	3,513,327
Kingfisher PLC(a)	932,014	4,085,049
Land Securities Group PLC	309,893	2,946,655
Legal & General Group PLC	2,623,421	10,072,667
Lloyds Banking Group PLC	31,140,859	18,267,984
London Stock Exchange Group PLC	139,066	13,294,638
M&G PLC	1,158,026	3,309,249
Melrose Industries PLC(a)	2,135,989	4,911,679
Mondi PLC	213,479	5,442,278
National Grid PLC	1,547,782	18,373,044
Natwest Group PLC	2,145,362	5,804,980
Next PLC(a)	58,504	6,340,784
Ocado Group PLC(a)	214,276	6,007,689
Pearson PLC	327,732	3,494,596
Persimmon PLC	140,956	5,709,508
Phoenix Group Holdings PLC	242,633	2,453,033
Prudential PLC	1,147,051	24,435,075
Reckitt Benckiser Group PLC	312,890	28,006,861
RELX PLC	849,420	21,304,117
Rentokil Initial PLC(a)	815,279	5,443,116
Rio Tinto PLC	493,349	37,636,645
Rolls-Royce Holdings PLC(a)	3,692,600	5,362,398
RSA Insurance Group PLC(a)	455,184	4,270,168
Sage Group PLC	483,036	4,080,780
Schroders PLC	54,466	2,627,817
Segro PLC	523,891	6,770,300
Severn Trent PLC	103,761	3,300,369
Smith & Nephew PLC	385,013	7,309,455
Smiths Group PLC	173,362	3,672,575

Security	Shares	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	32,419	$5,093,609
SSE PLC	458,088	9,185,111
St James’s Place PLC	237,955	4,177,608
Standard Chartered PLC	1,179,505	8,121,526
Standard Life Aberdeen PLC	962,831	3,846,532
Taylor Wimpey PLC	1,589,975	3,953,156
Tesco PLC	3,399,336	10,732,474
Unilever PLC	1,155,978	64,503,263
United Utilities Group PLC	298,326	3,812,125
Vodafone Group PLC	11,797,034	21,512,762
Whitbread PLC(a)	89,111	4,206,520
Wm Morrison Supermarkets PLC	1,067,293	2,684,313
WPP PLC	538,731	6,865,302

		895,236,386

Total Common Stocks — 97.4% (Cost: $5,056,170,950)		7,113,859,847

Preferred Securities

Preferred Stocks — 0.7%

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares	24,743	1,969,726
Fuchs Petrolub SE, Preference Shares	31,820	1,524,791
Henkel AG & Co. KGaA, Preference Shares	78,331	8,807,043
Porsche Automobil Holding SE, Preference Shares	67,323	7,143,035
Sartorius AG, Preference Shares	15,638	7,796,462
Volkswagen AG, Preference Shares	81,595	22,840,126

		50,081,183

Total Preferred Securities — 0.7% (Cost: $28,546,104)		50,081,183

Rights

Italy — 0.0%
Snam SpA, (Expires 04/07/21)	861,544	886

Total Rights — 0.0% (Cost: $ — )		886

Total Long-Term Investments — 98.1% (Cost: $5,084,717,054)		7,163,941,916

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	25,817,161	25,832,651
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(e)(f)	29,306,824	29,306,824

Total Short-Term Securities — 0.7% (Cost: $55,129,497)		55,139,475

Total Investments — 98.8% (Cost: $5,139,846,551)		7,219,081,391
Other Assets Less Liabilities — 1.2%		85,165,196

Net Assets — 100.0%		$7,304,246,587

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

8

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,455,641	$—		$(4,622,991	)(a)	$3,570	$(3,569)	$25,832,651	25,817,161	$16,347	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,526,482	780,342	(a)	—		—	—	29,306,824	29,306,824	925		—

						$3,570	$(3,569)	$55,139,475		$17,272		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	228	06/10/21	$30,084	$193,917
SPI 200 Index	126	06/17/21	16,188	72,664
Euro Stoxx 50 Index	1,151	06/18/21	52,182	879,788
FTSE 100 Index	352	06/18/21	32,413	84,964

				$1,231,333

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$520,693,776	$—	$520,693,776
Austria	—	13,228,304	—	13,228,304
Belgium	—	60,923,508	—	60,923,508
Chile	—	4,061,079	—	4,061,079
Denmark	—	169,932,896	—	169,932,896
Finland	—	85,183,854	—	85,183,854
France	1,852,544	767,559,402	—	769,411,946
Germany	—	615,780,194	—	615,780,194
Hong Kong	1,943,097	233,284,849	—	235,227,946
Ireland	—	70,894,260	—	70,894,260
Isle of Man	—	5,379,038	—	5,379,038
Israel	20,110,658	22,491,946	—	42,602,604
Italy	—	150,051,717	—	150,051,717
Japan	883,117	1,781,144,518	—	1,782,027,635
Jordan	—	2,413,339	—	2,413,339
Luxembourg	—	21,522,886	—	21,522,886
Macau	—	6,798,963	—	6,798,963
Malta	—	—	11	11
Mexico	—	977,128	—	977,128
Netherlands	15,928,455	377,225,158	—	393,153,613
New Zealand	—	23,794,600	—	23,794,600
Norway	—	44,963,047	—	44,963,047
Portugal	1,863,055	9,530,274	1	11,393,330
Singapore	—	79,379,173	—	79,379,173
Spain	—	172,264,935	—	172,264,935
Sweden	—	243,947,717	—	243,947,717
Switzerland	6,309,968	686,305,993	—	692,615,961
United Arab Emirates	—	—	1	1
United Kingdom	4,699,616	890,536,770	—	895,236,386
Preferred Securities
Preferred Stocks	—	50,081,183	—	50,081,183
Rights	—	886	—	886
Short-Term Securities
Money Market Funds	55,139,475	—	—	55,139,475

	$108,729,985	$7,110,351,393	$13	$7,219,081,391

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,231,333	$—	$—	$1,231,333

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

10